LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS
Schedule of long term investments

	Ownership
December 31,	Interest	2012	2011
(millions of Canadian dollars)
Equity Investments
Joint Ventures
Liquids Pipelines
Chicap Pipeline	43.8%	27	27
Mustang Pipeline	30.0%	21	27
Seaway Pipeline	50.0%	1,385	1,186
Gas Pipelines, Processing and Energy Services
Offshore - various joint ventures	22.0%-74.3%	391	420
Vector	60.0%	142	160
Alliance Pipeline US	50.0%	282	293
Aux Sable[1]	42.7%-50.0%	266	217
Other	33.3%-70.0%	10	21
Sponsored Investments
Alliance Pipeline Canada	50.0%	277	296
Texas Express Pipeline	35.0%	183	11
Other	50.0%	35	47
Other Equity Investments
Corporate
Noverco Common Shares	38.9%	-	-
Other	8.9%-41.0%	55	34
Other Long-Term Investments
Corporate
Noverco Preferred Shares		246	285
Other		66	57
		3,386	3,081

1            In July 2011, the Company, through its affiliate Aux Sable, acquired a 42.7% interest in the Palermo Conditioning Plant and the Prairie Rose Pipeline for $76 million.

Summary of income statement of the entity's interest in unconsolidated equity investments of joint ventures
Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Revenues	921	804	771
Commodity costs	(236)	(138)	(92)
Operating and administrative expense	(244)	(200)	(203)
Depreciation and amortization	(159)	(158)	(158)
Other expense	4	(3)	(1)
Interest expense	(81)	(87)	(96)
Earnings before income taxes	205	218	221

Summary of balance sheet of the entity's interest in unconsolidated equity investments of joint ventures
	2012		2011
(millions of Canadian dollars)
Current assets		299		231
Property, plant and equipment, net		3,192		2,864
Deferred amounts and other assets		204		273
Intangible assets		74		87
Goodwill		639		651
Current liabilities		(333)		(230)
Long-term debt		(895)		(926)
Other long-term liabilities		(161)		(245)
Net assets		3,019		2,705